Recently Adopted and Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Recently Adopted and Recently Issued Accounting Standards
Recently Adopted and Recently Issued Accounting Standards
The following accounting standards have been adopted in 2014:
On January 1, 2014, the Company adopted Financial Accounting Standards Board ("FASB")-issued changes related to a parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. The changes resolve diversity in practice related to these matters. The adoption of these changes did not have a material impact on the Company's consolidated financial statements.
On January 1, 2014, the Company adopted FASB-issued changes related to financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists that could be used to offset the liability for an uncertain tax position. The changes resolve diversity in practice related to these matters. The adoption of these changes did not have a material impact on the Company's consolidated financial statements.
The following accounting standards have been issued and become effective for the Company at a future date:
In April 2014, the FASB issued changes related to reporting discontinued operations and disclosure of disposals of components of an entity. The changes modify the criteria related to what transactions constitute discontinued operations and expands disclosure requirements. The changes become effective for the Company, prospectively, on January 1, 2015. Management has determined that these changes will not have a material impact on the Company's consolidated financial statements.
In May 2014, the FASB issued changes related to the recognition of revenue from contracts with customers. The changes clarify the principles for recognizing revenue and develop a common revenue standard. The core principle of the changes is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The changes also require additional disclosures related to revenue recognition. The changes become effective for the Company on January 1, 2017. Management is currently evaluating these changes.
In August 2014, the FASB issued changes related to management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The changes become effective for the Company on January 1, 2017. Management has determined that these changes will not have a material impact on the Company's consolidated financial statements.